Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
THE HARTFORD GROWTH OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Hartford Growth Opportunities Fund
Supplement [Text Block]	hmfiic_SupplementTextBlock

SEPTEMBER 11, 2018

HARTFORD DOMESTIC EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH AUGUST 30, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(1)

At a meeting held on August 7-8, 2018, the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved the following changes to Class R3, R4 and R5 shares effective November 1, 2018: (1) reclassifying the administrative service fees as sub-transfer agency fees, a component of the overall transfer agency fee; and (2) changing the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement (i.e. the Specified Amount set forth in the transfer agency agreement). Effective November 1, 2018, the new Specified Amount for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively. Accordingly, the changes described below are being made to the above referenced Statutory Prospectus.

a.

In the section entitled “Your Expenses” in the summary section for each of The Hartford Capital Appreciation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford Growth Opportunities Fund, The Hartford Healthcare Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Quality Value Fund, Hartford Small Cap Core Fund, The Hartford Small Cap Growth Fund and The Hartford Small Company Fund, the following is added to the “Total other expenses” footnote in the Annual Fund Operating Expenses table:

Effective November 1, 2018, the administrative service fees of 0.20% (Class R3), 0.15% (Class R4) and 0.10% (Class R5) will be reclassified as sub-transfer agency fees, a component of the overall transfer agency fee. In addition, the new Specified Amount (i.e. the maximum amount of transfer agency fees that can be charged under the current transfer agency agreement) for Classes R3, R4, and R5 will be 0.22%, 0.17%, and 0.17%, respectively, effective November 1, 2018.

Supplement One [Text Block]	hmfiic_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.